Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Flexible Income Fund

For the period ended March 31, 2026

Schedule of Investments (unaudited)

March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value**
LONG-TERM INVESTMENTS 112.06%

ASSET-BACKED SECURITIES 32.09%

Automobiles 1.84%
Avid Automobile Receivables Trust Series 2021-1 Class E†	3.39%		4/17/2028	$113,815	$113,666
Consumer Portfolio Services Auto Trust Series 2025-D Class C†	4.85%		2/17/2032	100,000	100,386
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%		9/16/2030	460,000	470,614
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class D†	8.923% (30 day USD SOFR Average + 5.25%)	#	5/20/2032	377,377	383,957
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class D†	7.673% (30 day USD SOFR Average + 4.00%)	#	10/20/2032	242,004	241,536
Kinetic Advantage Master Owner Trust Series 2025-1A Class A†	5.872% (30 day USD SOFR Average + 2.20%)	#	10/15/2029	705,000	708,380
Prestige Auto Receivables Trust Series 2023-2A Class B†	6.64%		12/15/2027	37,068	37,092
Prestige Auto Receivables Trust Series 2024-2A Class B†	4.56%		2/15/2029	200,000	199,923
Prestige Auto Receivables Trust Series 2025-1A Class B†	5.34%		11/15/2028	450,000	451,360
Red Oak Funding Master Trust Series 2025-1A Class A†	5.673% (30 day USD SOFR Average + 2.00%)	#	12/20/2030	705,000	707,053
U.S. Bank NA Series 2026-RVM1 Class C†	5.595%		12/25/2046	485,000	483,636
Total					3,897,603

Collateralized Loan Obligation-Debt 2.79%
Antares CLO Ltd. Series 2017-2A Class CRR (Cayman Islands)†(a)	6.068% (3 mo. USD Term SOFR + 2.40%)	#	4/20/2037	1,500,000	1,496,252
Antares CLO Ltd. Series 2017-2A Class DRR (Cayman Islands)†(a)	7.568% (3 mo. USD Term SOFR + 3.90%)	#	4/20/2037	1,500,000	1,477,461
Golub Capital Partners CLO 65M Series 2023-65A Class CR†	6.068% (3 mo. USD Term SOFR + 2.40%)	#	4/20/2037	1,500,000	1,496,563
Golub Capital Partners CLO 65M Series 2023-65A Class DR†	7.568% (3 mo. USD Term SOFR + 3.90%)	#	4/20/2037	1,500,000	1,458,045
Total					5,928,321

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value**
Collateralized Loan Obligation-Warehouse 5.16%
Fortress Credit Opportunities XXVII CLO B LLC	7.672% (3 mo. USD Term SOFR + 4.00%)		12/30/2033	$5,000,000	$5,000,000	(b)
NMFC Senior Loan Program III LLC	8.416% (1 mo. USD Term SOFR + 4.75%)		8/7/2028	3,000,000	2,976,300	(b)
NMFC Senior Loan Program IV LLC	8.458% (3 mo. USD Term SOFR + 4.75%)		7/11/2030	3,000,000	2,973,600	(b)
Total					10,949,900

Credit Card 1.01%
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	650,000	652,840
Mercury Financial Credit Card Master Trust Series 2025-1A Class B†	6.16%		12/22/2031	500,000	490,272
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	1,000,000	995,964
Total					2,139,076

Other 21.29%
1988 CLO 4 Ltd. Series 2024-4A Class D†	7.922% (3 mo. USD Term SOFR + 4.25%)	#	4/15/2037	440,000	440,022
37 Capital CLO 3 Ltd. Series 2023-1A Class A1R†	5.172% (3 mo. USD Term SOFR + 1.50%)	#	7/15/2038	1,500,000	1,502,264
Abry Liquid Credit CLO Ltd. Series 2025-1A Class C†	5.923% (3 mo. USD Term SOFR + 2.10%)	#	10/20/2038	1,000,000	1,002,860
AGL CLO 42 Ltd. Series 2025-42A Class A2†	5.269% (3 mo. USD Term SOFR + 1.60%)	#	7/22/2038	250,000	249,072
Anchorage Capital CLO 7 Ltd. Series 2015-7A Class BR3†	5.721% (3 mo. USD Term SOFR + 2.05%)	#	4/28/2037	674,000	674,858
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class AS†	5.508% (1 mo. USD Term SOFR + 1.83%)	#	1/20/2043	490,000	490,089
Arini U.S. CLO I Ltd. Series 1A Class C†	6.572% (3 mo. USD Term SOFR + 2.90%)	#	4/15/2038	1,000,000	1,008,214
Arini U.S. CLO III Ltd. Series 3A Class D†	6.82% (3 mo. USD Term SOFR + 2.90%)	#	1/15/2039	400,000	393,927
BAR Issuer LLC Series 2026-FL1 Class A†	5.30% (1 mo. USD Term SOFR + 1.60%)	#	8/20/2043	570,000	569,703

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value**
Other (continued)
Barrow Hanley CLO III Ltd. Series 2024-3A Class D†	7.818% (3 mo. USD Term SOFR + 4.15%)	#	4/20/2037		$450,000	$450,349
BDS LLC Series 2025-FL15 Class A†	5.077% (1 mo. USD Term SOFR + 1.40%)	#	3/19/2043		830,000	830,313
Benefit Street Partners CLO XX Ltd. Series 2020-20A Class ARR†^	4.962% (3 mo. USD Term SOFR + 1.29%)	#	7/15/2037		1,750,000	1,750,838
Black Diamond CLO Ltd. Series 2022-1A Class D1R†	6.962% (3 mo. USD Term SOFR + 3.30%)	#	4/25/2039		290,000	287,738
BlueMountain CLO Ltd. Series 2018-3A Class BR†	5.518% (3 mo. USD Term SOFR + 1.85%)	#	10/25/2030		500,000	500,501
Bryant Park Funding Ltd. Series 2023-20A Class BR†	5.572% (3 mo. USD Term SOFR + 1.90%)	#	4/15/2038		350,000	350,478
BSPDF Issuer LLC Series 2026-FL3 Class A†	5.10% (1 mo. USD Term SOFR + 1.45%)	#	9/18/2043		420,000	418,947
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.064% (1 mo. USD Term SOFR + 1.39%)	#	1/17/2043		250,000	249,929
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055		380,000	378,213
Carlyle U.S. CLO Ltd. Series 2024-1A Class E†	10.592% (3 mo. USD Term SOFR + 6.92%)	#	4/15/2037		300,000	300,015
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032		1,000,000	1,010,346
Crown City CLO IV Series 2022-4A Class B1R†	6.468% (3 mo. USD Term SOFR + 2.80%)	#	4/20/2037		500,000	499,144
DailyPay Securitization Trust Series 2025-1A Class A†	5.63%		6/26/2028		1,000,000	1,002,938
Dryden 115 CLO Ltd. Series 2024-115A Class B†	5.668% (3 mo. USD Term SOFR + 2.00%)	#	4/18/2037		1,000,000	1,001,183
Elara HGV Timeshare Issuer LLC Series 2025-A Class D†	6.91%		1/25/2040		196,116	195,394
eStruxture Issuer LP Series 2025-1 Class A2†	5.894%		7/20/2055	CAD	2,300,000	1,650,304
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.062% (1 mo. USD Term SOFR + 1.39%)	#	8/19/2042		$360,000	360,009

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value**
Other (continued)
Greystone CRE Notes LLC Series 2025-FL4 Class AS†	5.811% (1 mo. USD Term SOFR + 2.14%)	#	1/15/2043	$500,000	$500,681
Hardee’s Funding LLC Series 2018-1A Class A23†	5.71%		6/20/2048	396,071	391,750
Island Finance Trust Series 2025-1A Class A†	6.54%		3/19/2035	1,150,000	1,157,976
KKR CLO 32 Ltd. Series 32A Class CR†	6.172% (3 mo. USD Term SOFR + 2.50%)	#	4/15/2037	710,000	710,591
Madison Park Funding LIX Ltd. Series 2021-59A Class A2R†	5.368% (3 mo. USD Term SOFR + 1.70%)	#	4/18/2037	500,000	499,693
Mountain View CLO XVIII Ltd. Series 2024-1A Class D1†	7.321% (3 mo. USD Term SOFR + 3.65%)	#	10/16/2037	250,000	250,630
Navesink CLO 1 Ltd. Series 2023-1A Class A1R†	5.348% (3 mo. USD Term SOFR + 1.68%)	#	7/25/2033	1,000,000	1,000,630
Navesink CLO 2 Ltd. Series 2024-2A Class D1R†	7.322% (3 mo. USD Term SOFR + 3.65%)	#	1/15/2036	250,000	250,752
Orion CLO Ltd. Series 2024-3A Class C†	5.968% (3 mo. USD Term SOFR + 2.30%)	#	7/25/2037	500,000	501,366
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	143,137	144,209
Pagaya AI Debt Trust Series 2025-REV1 Class A†	5.011%		8/15/2035	750,000	746,240
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	500,000	501,889
PFP Ltd. Series 2025-12 Class A†	5.169% (1 mo. USD Term SOFR + 1.49%)	#	12/18/2042	1,000,000	1,000,895
PFP Ltd. Series 2025-12 Class B†	5.722% (1 mo. USD Term SOFR + 2.04%)	#	12/18/2042	500,000	500,160
PFP Ltd. Series 2026-13 Class A†	5.18% (1 mo. USD Term SOFR + 1.50%)	#	8/18/2043	1,000,000	1,001,407
Post Road Equipment Finance LLC Series 2025-1A Class D†	5.43%		5/15/2031	300,000	303,314
Project Panama SPV LLC Series 2024 1†	7.48%	#(c)	12/23/2027	5,000,000	5,012,500	(b)
Republic Finance Issuance Trust Series 2024-B Class D†	8.83%		11/20/2037	500,000	515,129
Sandstone Peak III Ltd. Series 2024-1A Class E†	10.748% (3 mo. USD Term SOFR + 7.08%)	#	4/25/2037	250,000	248,718
Scalelogix ABS U.S. Issuer LLC Series 2025-1A Class A2†	5.673%		7/25/2055	1,000,000	985,351
SEB Funding LLC Series 2026-1A Class A2†	6.665%		1/30/2056	385,000	382,878

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value**
Other (continued)
Sesac Finance LLC Series 2025-1 Class A2†	5.50%		7/25/2055	$1,000,000	$982,453
Sierra Timeshare Receivables Funding LLC Series 2024-2A Class D†	7.48%		6/20/2041	534,766	541,799
Silver Point CLO 10 Ltd. Series 2025-10A Class B†	5.472% (3 mo. USD Term SOFR + 1.80%)	#	7/15/2038	500,000	500,487
Sotheby’s Artfi Master Trust Series 2026-1A Class A2†	4.921% (3 mo. USD Term SOFR + 1.25%)	#	6/20/2033	1,100,000	1,101,929
SRT Issuer III LLC	7.268%	#(c)	3/31/2032	3,000,000	3,000,000	(b)
TierPoint Issuer LLC Series 2025-1A Class A2†	6.15%		4/26/2055	1,000,000	1,005,225
Trinitas CLO XXVI Ltd. Series 2023-26A Class C1R†	6.068% (3 mo. USD Term SOFR + 2.40%)	#	7/20/2038	250,000	250,514
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	375,781	377,733
U.S. Bank NA Series 2025-SUP1 Class C†	5.562% (30 day USD SOFR Average + 1.90%)	#	2/25/2032	268,415	270,109
U.S. Bank NA Series 2025-SUP1 Class D†	6.362% (30 day USD SOFR Average + 2.70%)	#	2/25/2032	354,308	357,316
VFI ABS LLC Series 2025-1A Class C†	5.60%		4/24/2031	863,000	865,230
Vibrant CLO XR Ltd. Series 2018-10RA Class C1†	8.668% (3 mo. USD Term SOFR + 5.00%)	#	4/20/2036	580,000	582,556
Vibrant CLO XVI Ltd. Series 2023-16A Class C1R†	7.272% (3 mo. USD Term SOFR + 3.60%)	#	7/15/2036	250,000	250,298
Zaxbys Funding LLC Series 2021-1A Class A2†	3.238%		7/30/2051	955,000	907,097
Total					45,167,153
Total Asset-Backed Securities (cost $68,252,701)					68,082,053

CORPORATE BONDS 31.78%

Advertising 0.03%
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028	69,000	69,375

Airlines 1.20%
Air Canada Pass-Through Trust Class A (Canada)†(a)	3.60%		9/15/2028	496,859	490,231
American Airlines Pass-Through Trust Class B	3.95%		1/11/2032	685,000	654,301
American Airlines, Inc.†	7.25%		2/15/2028	290,000	291,874
AS Mileage Plan IP Ltd. (Cayman Islands)†(a)	5.021%		10/20/2029	520,000	514,938
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)	9.50%		6/1/2028	600,000	586,672
Total					2,538,016

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value**
Auto Manufacturers 1.70%
Aston Martin Capital Holdings Ltd. (United Kingdom)†(a)	10.00%		3/31/2029	$385,000	$290,042
Ford Motor Credit Co. LLC	7.35%		11/4/2027	2,000,000	2,064,810
Nissan Motor Acceptance Co. LLC†	5.55%		9/13/2029	825,000	795,868
Wabash National Corp.†	4.50%		10/15/2028	510,000	447,452
Total					3,598,172

Auto Parts & Equipment 0.71%
Dornoch Debt Merger Sub, Inc.†	6.625%		10/15/2029	505,000	451,333
Tenneco, Inc.†	8.00%		11/17/2028	600,000	598,232
ZF North America Capital, Inc.†	6.875%		4/14/2028	455,000	461,783
Total					1,511,348

Banks 2.86%
Bank of America Corp.	4.675% (SOFR + 1.01%)	#	1/24/2031	2,000,000	1,995,248
Citigroup, Inc.	4.819% (SOFR + 1.17%)	#	9/11/2031	2,000,000	2,000,672
Flagstar Bank NA	6.707% (3 mo. USD Term SOFR + 3.04%)	#	11/6/2028	475,000	461,926
Pinnacle Financial Partners, Inc.	7.538% (5 yr. USD SOFR ICE Swap + 3.38%)	#	2/7/2029	600,000	624,000
Zions Bancorp NA	4.483% (SOFR + 1.06%)	#	2/9/2029	1,000,000	992,906
Total					6,074,752

Building Materials 0.12%
CP Atlas Buyer, Inc.†	7.00%		12/1/2028	285,000	253,694

Chemicals 1.08%
FMC Corp.	3.45%		10/1/2029	900,000	804,780
Huntsman International LLC	4.50%		5/1/2029	850,000	795,688
Rain Carbon, Inc.†	12.25%		9/1/2029	408,000	420,280
SCIH Salt Holdings, Inc.†	6.625%		5/1/2029	265,000	263,898
Total					2,284,646

Coal 0.38%
Coronado Finance Pty. Ltd. (Australia)†(a)	9.25%		10/1/2029	500,000	452,243
SunCoke Energy, Inc.†	4.875%		6/30/2029	385,000	347,795
Total					800,038

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value**
Commercial Services 0.56%
EquipmentShare.com, Inc.†	9.00%	5/15/2028	$580,000	$599,825
Sotheby’s†	7.375%	10/15/2027	600,000	597,501
Total				1,197,326

Cosmetics/Personal Care 0.19%
P&L Development LLC/PLD Finance Corp.†	12.00%	5/15/2029	407,000	405,055

Diversified Financial Services 2.60%
Citadel Finance LLC†	4.75%	2/14/2029	2,000,000	1,961,046
Freedom Mortgage Holdings LLC†	9.25%	2/1/2029	505,000	512,219
PHH Escrow Issuer LLC/PHH Corp.†	9.875%	11/1/2029	400,000	386,352
Provident Funding Associates LP/PFG Finance Corp.†	9.75%	9/15/2029	575,000	590,863
Rocket Cos., Inc.†	6.50%	8/1/2029	500,000	506,253
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.625%	3/1/2029	800,000	758,054
Takeoff Merger Sub, Inc.†	4.40%	3/24/2028	800,000	795,989
Total				5,510,776

Electric 0.96%
Alexander Funding Trust II†	7.467%	7/31/2028	1,000,000	1,053,851
Constellation Energy Generation LLC†	4.625%	2/1/2029	1,000,000	988,199
Total				2,042,050

Entertainment 1.10%
Discovery Global Holdings, Inc.	4.054%	3/15/2029	750,000	712,500
Empire Resorts, Inc.†	7.75%	11/1/2026	645,000	631,185
Flutter Treasury DAC (Ireland)†(a)	6.375%	4/29/2029	500,000	510,525
Penn Entertainment, Inc.†	4.125%	7/1/2029	506,000	473,506
Total				2,327,716

Equity Real Estate 0.18%
Kennedy-Wilson, Inc.	4.75%	3/1/2029	390,000	384,640

Food 0.20%
C&S Group Enterprises LLC†	5.00%	12/15/2028	450,000	420,034

Health Care-Products 0.48%
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	1,000,000	1,020,233

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value**
Health Care-Services 0.90%
Centene Corp.	2.45%	7/15/2028	$350,000	$326,161
Centene Corp.	4.25%	12/15/2027	407,000	400,032
Kedrion SpA (Italy)†(a)	6.50%	9/1/2029	475,000	460,601
Team Health Holdings, Inc.†	8.375%	6/30/2028	337,000	332,920
U.S. Acute Care Solutions LLC†	9.75%	5/15/2029	400,000	386,919
Total				1,906,633

Home Builders 0.38%
LGI Homes, Inc.†	8.75%	12/15/2028	799,000	817,982

Insurance 0.93%
F&G Annuities & Life, Inc.	7.40%	1/13/2028	720,000	733,180
MGIC Investment Corp.	5.25%	8/15/2028	1,240,000	1,237,259
Total				1,970,439

Internet 0.24%
Rakuten Group, Inc. (Japan)†(a)	9.75%	4/15/2029	475,000	506,678

Iron-Steel 0.57%
Algoma Steel, Inc. (Canada)†(a)	9.125%	4/15/2029	655,000	584,734
Mineral Resources Ltd. (Australia)†(a)	9.25%	10/1/2028	605,000	627,398
Total				1,212,132

Leisure Time 0.70%
VOC Escrow Ltd.†	5.00%	2/15/2028	1,500,000	1,494,536

Lodging 0.21%
Full House Resorts, Inc.†	8.25%	2/15/2028	482,000	439,825

Machinery-Diversified 0.10%
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	210,000	219,087

Media 0.63%
Paramount Global	3.70%	6/1/2028	1,000,000	967,627
Univision Communications, Inc.†	8.00%	8/15/2028	355,000	360,521
Total				1,328,148

Mining 0.47%
Freeport-McMoRan, Inc.	5.00%	9/1/2027	1,000,000	1,000,129

Miscellaneous Manufacturing 0.52%
Hillenbrand, Inc.	6.25%	2/15/2029	540,000	500,734
LSB Industries, Inc.†	6.25%	10/15/2028	610,000	606,744
Total				1,107,478

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value**
Oil & Gas 4.05%
APA Corp.	4.375%	10/15/2028	$500,000	$502,539
Borr IHC Ltd./Borr Finance LLC†	10.00%	11/15/2028	554,878	569,475
Comstock Resources, Inc.†	6.75%	3/1/2029	365,000	361,003
Expand Energy Corp.	5.375%	2/1/2029	1,000,000	999,502
Expand Energy Corp.†	6.75%	4/15/2029	750,000	750,540
Global Marine, Inc.	7.00%	6/1/2028	190,000	191,937
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	355,000	356,924
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	629,000	642,683
Permian Resources Operating LLC†	8.00%	4/15/2027	1,500,000	1,502,119
Saturn Oil & Gas, Inc. (Canada)†(a)	9.625%	6/15/2029	630,000	659,845
Seadrill Finance Ltd.†	8.375%	8/1/2030	625,000	646,793
SM Energy Co.†	8.375%	7/1/2028	496,000	509,927
Talos Production, Inc.†	9.00%	2/1/2029	520,000	541,659
Transocean Aquila Ltd.†	8.00%	9/30/2028	341,539	351,203
Total				8,586,149

Packaging & Containers 0.34%
Iris Holding, Inc.†	10.00%	12/15/2028	444,000	368,387
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	360,000	351,000
Total				719,387

Pharmaceuticals 0.59%
Accendra Health, Inc.†	4.50%	3/31/2029	735,000	444,422
Curaleaf Holdings, Inc.	11.50%	2/18/2029	250,000	252,250
CVS Pass-Through Trust†	5.298%	1/11/2027	413,704	412,803
CVS Pass-Through Trust	5.88%	1/10/2028	146,931	147,501
Total				1,256,976

Pipelines 1.60%
Cheniere Energy, Inc.	4.625%	10/15/2028	1,000,000	997,676
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%	6/1/2028	340,000	341,032
Hess Midstream Operations LP†	5.125%	6/15/2028	300,000	299,268
NGPL PipeCo LLC†	4.875%	8/15/2027	750,000	751,680
Venture Global LNG, Inc.†	8.125%	6/1/2028	425,000	434,867
Venture Global LNG, Inc.†	9.50%	2/1/2029	525,000	567,945
Total				3,392,468

REITS 0.99%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	1,750,000	1,729,939
Piedmont Operating Partnership LP	9.25%	7/20/2028	350,000	382,257
Total				2,112,196

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value**
Retail 0.84%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(a)	4.375%		1/15/2028		$1,000,000	$986,677
LBM Acquisition LLC†	6.25%		1/15/2029		460,000	336,707
Stonegate Pub Co. Financing PLC	10.75%		7/31/2029	GBP	345,000	454,044
Total						1,777,428

Telecommunications 2.11%
Frontier Communications Holdings LLC	5.875%		11/1/2029		$1,000,000	1,006,694
Frontier Communications Holdings LLC†	6.00%		1/15/2030		1,000,000	1,006,622
Frontier Florida LLC	6.86%		2/1/2028		1,250,000	1,292,088
Level 3 Financing, Inc.†	4.25%		7/1/2028		395,000	383,104
Lumen Technologies, Inc.	6.875%		1/15/2028		350,000	350,292
Viasat, Inc.†	6.50%		7/15/2028		435,000	430,217
Total						4,469,017

Toys/Games/Hobbies 0.46%
Mattel, Inc.†	3.75%		4/1/2029		1,000,000	967,431

Transportation 0.80%
Pacific National Finance Pty. Ltd. (Australia)(a)	4.75%		3/22/2028		700,000	692,688
XPO, Inc.†	6.25%		6/1/2028		1,000,000	1,014,243
Total						1,706,931
Total Corporate Bonds (cost $68,159,773)						67,428,921

CORPORATE NOTES 1.66%

Financial Services 1.66%
QTS Realty Trust LLC Term Promissory Note	6.38% (3 mo. USD Term SOFR + 2.75%)		10/31/2028		2,700,000	2,684,880	(b)
QTS Realty Trust LLC Revolving Promissory Note(d)	6.68% (3 mo. USD Term SOFR + 3.00%)		10/31/2028		850,000	845,240	(b)
Total Corporate Notes (cost $3,522,459)						3,530,120

FLOATING RATE LOANS(e) 43.65%

Aerospace & Defense 1.74%
Titan BW Borrower LP PIK Term Loan (PIK 2.88%)	9.044% (3 mo. USD Term SOFR + 2.50%)		7/24/2032		2,022,826	2,002,598	(b)
Titan BW Borrower LP Revolver(d)	–	(f)	7/24/2032		337,838	334,459	(b)
Titan BW Borrower LP PIK Delayed Draw Term Loan(d)	8.417% (3 mo. USD Term SOFR + 4.75%)		7/24/2032		168,666	166,979	(b)
Zenith AcquisitionCo LLC Revolver(d)	–	(f)	1/13/2033		137,470	136,783	(b)

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value**
Aerospace & Defense (continued)
Zenith AcquisitionCo LLC PIK Delayed Draw Term Loan(d)	8.171% (3 mo. USD Term SOFR + 4.50%)		1/13/2033	$352,267	$350,506	(b)
Zenith AcquisitionCo LLC PIK Term Loan	8.152% (3 mo. USD Term SOFR + 4.50%)		1/13/2033	710,263	706,711	(b)
Total					3,698,036

Building Products 0.69%
LHS Borrower LLC 2025 Revolver(d)	8.918% (PRIME rate + 4.25%)		9/4/2031	111,354	109,683	(b)
LHS Borrower LLC 2025 Term Loan	8.918% (1 mo. USD Term SOFR + 5.25%)		9/4/2031	1,378,231	1,357,558	(b)
Total					1,467,241

Capital Markets 0.93%
Russell Investments U.S. Institutional Holdco, Inc. 2025 PIK Revolver(d)	–	(f)	12/29/2032	150,943	148,679	(b)
Russell Investments U.S. Institutional Holdco, Inc. 2025 PIK Term Loan (PIK 1.25%)	9.95% (3 mo. USD Term SOFR + 6.25%)		12/29/2032	1,854,963	1,827,139	(b)
Total					1,975,818

Commercial Services 0.08%
CRM Series Seller 2025 LLC Revolver(d)	7.48% - 7.50% (1 mo. USD Term SOFR + 3.85%) (3 mo. USD Term SOFR + 3.85%)		8/20/2030	166,667	166,683	(b)

Commercial Services & Supplies 2.30%
AMCP Clean Acquisition Co. LLC 2025 Refinancing Delayed Draw Term Loan	7.95% (3 mo. USD Term SOFR + 4.25%)		6/17/2030	2,992,500	2,975,667
RR Donnelley & Sons Co. 2024 Term Loan	8.418% (1 mo. USD Term SOFR + 4.75%)		8/8/2029	421,950	414,566	(b)
Saber Parent Holdings Corp. Revolver(d)	10.25% (PRIME Rate + 3.50%)		12/16/2032	146,341	145,610	(b)
Saber Parent Holdings Corp. PIK Delayed Draw Term Loan(d)	–	(f)	12/16/2032	292,683	291,220	(b)
Saber Parent Holdings Corp. PIK Term Loan	8.424% (3 mo. USD Term SOFR + 4.75%)		12/16/2032	1,066,944	1,061,609	(b)
Total					4,888,672

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value**
Consumer Staples Distribution & Retail 2.26%
Bellis Acquisition Co. PLC 2023 GBP Incremental Term Loan (United Kingdom)(a)	9.994% (SONIA + 5.75%)		10/22/2029	GBP	2,500,000	$3,176,641	(b)
Golden Hippo 2026 Revolver(d)	–	(f)	2/5/2031		$76,726	75,575	(b)
Golden Hippo 2026 Term Loan	7.913% (3 mo. USD Term SOFR + 4.25%)		2/5/2031		1,560,102	1,536,701	(b)
Total						4,788,917

Diversified Consumer Services 2.09%
CM MG Group LLC 2025 Delayed Draw Term Loan(d)	9.199% (3 mo. USD Term SOFR + 5.50%)		3/27/2030		741,210	728,906	(b)
CM MG Group LLC 2025 Revolver(d)	9.199% (3 mo. USD Term SOFR + 5.50%)		3/27/2030		168,919	166,115	(b)
CM MG Group LLC 2025 Term Loan	9.20% (3 mo. USD Term SOFR + 5.50%)		3/27/2030		1,569,223	1,543,174	(b)
Eagle Bidco Ltd. 2025 GBP Term Loan B (United Kingdom)(a)	8.227% (SONIA + 4.50%)		2/29/2032	GBP	1,500,000	1,989,540
Total						4,427,735

Diversified Financial Services 0.04%
BSFR II UTE I LLC Revolver(d)	7.675% (3 mo. USD Term SOFR + 4.00%)		3/24/2028		$75,000	74,670	(b)

Entertainment 0.46%
Flutter Financing BV 2024 Term Loan B (Netherlands)(a)	5.45% (3 mo. USD Term SOFR + 1.75%)		11/30/2030		992,386	983,951

Financial Services 4.17%
BCPE Maverick Parent LP PIK Delayed Draw Term Loan (PIK 3.25%)(d)	6.95% (3 mo. USD Term SOFR + 3.25%)		10/14/2027		3,375,000	3,376,012	(b)
Cerity Partners LLC 2025 6th Amendment Incremental Revolver(d)	8.174% - 8.20% (3 mo. USD Term SOFR + 4.50%)		7/28/2031		82,569	82,156	(b)
Cerity Partners LLC 2025 Tranche B Delayed Draw Term Loan(d)	–	(f)	7/28/2031		917,431	912,844	(b)
Harp Finco Ltd. GBP Term Loan (Jersey)(a)	8.727% (SONIA + 5.00%)		3/27/2032	GBP	1,500,000	1,985,401	(b)
Tulip Bidco Ltd. EUR PIK Incremental Acquisition Facility (United Kingdom)(a)	7.025% - 7.692% (1 mo. EURIBOR + 5.75%)		12/13/2027	EUR	335,935	383,437	(b)

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value**
Financial Services (continued)
Tulip Bidco Ltd. GBP PIK Incremental Acquisition Facility (United Kingdom)(a)(d)	8.249% - 8.80% (SONIA + 4.95%)		12/13/2027	GBP	1,608,876	$2,102,890	(b)
Total						8,842,740

Health Care Providers & Services 5.40%
Allied Benefit Systems Intermediate LLC 2025 2nd Amendment Delayed Draw Term Loan(d)	–	(f)	10/31/2030		$440,648	437,343	(b)
Allied Benefit Systems Intermediate LLC 2025 2nd Amendment Term Loan	8.70% (3 mo. USD Term SOFR + 5.00%)		10/31/2030		2,546,555	2,527,456	(b)
Aryeh Bidco Investment CAD Revolver (Canada)(a)(d)	–	(f)	1/14/2033	CAD	135,682	96,560	(b)
Aryeh Bidco Investment PIK CAD Delayed Draw Term Loan (Canada)(a)(d)	7.266% (3 mo. Canadian Dollar Offered Rate + 5.00%)		1/14/2033	CAD	211,694	150,655	(b)
Aryeh Bidco Investment PIK CAD Term Loan (Canada)(a)	7.312% (3 mo. Canadian Dollar Offered Rate + 5.00%)		1/14/2033	CAD	1,137,097	809,234	(b)
Aryeh Bidco Investment USD Revolver (Canada)(a)(d)	–	(f)	1/14/2033		$11,189	11,078	(b)
One Call Corp. 2025 Revolver(d)	–	(f)	9/10/2030		230,263	226,809	(b)
One Call Corp. 2025 Term Loan	9.423% (3 mo. USD Term SOFR + 5.75%)		9/10/2030		3,249,301	3,200,561	(b)
Opseo Holding BV EUR Senior Revoler (Netherlands)(a)(d)	–	(f)	10/21/2032	EUR	37,736	42,963	(b)
Opseo Holding BV PIK EUR Facility B (Netherlands)(a)	6.933% (3 mo. EURIBOR + 4.90%)		1/21/2033	EUR	1,690,566	1,924,731	(b)
Opseo Holding BV PIK EUR Senior Acquisition Facility (Netherlands)(a)(d)	–	(f)	1/21/2033	EUR	271,698	309,332	(b)
Schoen Klinik SE 2025 EUR Term Loan B (Germany)(a)	6.627% (3 mo. EURIBOR + 4.50%)		1/12/2031	EUR	1,500,000	1,716,438	(b)
Total						11,453,160

Health Care Technology 3.20%
CT Technologies Intermediate Holdings, Inc. 2025 Incremental Delayed Draw Term Loan(d)	8.418% (1 mo. USD Term SOFR + 4.75%)		9/2/2031		$728,786	710,566	(b)

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value**
Health Care Technology (continued)
CT Technologies Intermediate Holdings, Inc. 2025 Incremental Term Loan	8.418% (1 mo. USD Term SOFR + 4.75%)		9/2/2031	$1,273,775	$1,241,930	(b)
CT Technologies Intermediate Holdings, Inc. 2025 Revolver(d)	5.00%		9/2/2031	365,764	360,278	(b)
CT Technologies Intermediate Holdings, Inc. 2025-B Special Purpose Delayed Draw Term Loan(d)	–	(f)	9/2/2031	122,531	119,468	(b)
Goldeneye Parent LLC PIK Revolver(d)	–	(f)	3/31/2032	316,189	306,703	(b)
Goldeneye Parent LLC PIK Term Loan	8.418% (1 mo. USD Term SOFR + 4.75%)		3/31/2032	2,167,432	2,102,410	(b)
Wisdom Purchaser LLC Revolver(d)	–	(f)	7/24/2032	187,500	182,344	(b)
Wisdom Purchaser LLC PIK Term Loan	8.20% (3 mo. USD Term SOFR + 4.50%)		7/24/2032	1,807,969	1,762,769	(b)
Total					6,786,468

Hotels, Restaurants & Leisure 1.19%
Accommodations Plus Technologies Holdings LLC 2025 Revolver(d)	–	(f)	5/28/2032	333,333	325,000	(b)
OB Global Openbet Holdings 2 LLC Term Loan	9.706% (3 mo. USD Term SOFR + 6.00%)		9/24/2029	2,231,250	2,197,781	(b)
Total					2,522,781

Insurance 1.39%
Koala Investment Holdings, Inc. Revolver(d)	7.942% (3 mo. USD Term SOFR + 4.25%)		8/29/2032	201,072	197,553	(b)
Koala Investment Holdings, Inc. PIK Delayed Draw Term Loan(d)	8.172% (3 mo. USD Term SOFR + 4.50%)		8/29/2032	452,413	444,496	(b)
Koala Investment Holdings, Inc. PIK Term Loan	7.95% (3 mo. USD Term SOFR + 4.25%)		8/29/2032	2,346,515	2,305,451	(b)
Total					2,947,500

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value**
Life Sciences Tools & Services 1.17%
Cambrex Corp. 2025 Revolver(d)	8.169% - 8.18% (1 mo. USD Term SOFR + 4.50%)		3/5/2032		$255,102	$255,102	(b)
Cambrex Corp. PIK 2025 Delayed Draw Term Loan	8.168% (1 mo. USD Term SOFR + 4.50%)		3/5/2032		291,545	291,545	(b)
Cambrex Corp. PIK 2025 Unitranche Term Loan	8.168% (1 mo. USD Term SOFR + 4.50%)		3/5/2032		1,943,586	1,943,586	(b)
Total						2,490,233

Machinery 0.94%
UFT Buyer LLC PIK Term Loan B (PIK 2.75%)	5.95% (3 mo. USD Term SOFR + 2.25%)		12/6/2032		1,341,149	1,327,737	(b)
UFT Buyer LLC PIK Delayed Draw Term Loan(d)	8.20% (3 mo. USD Term SOFR + 4.50%)		12/6/2032		487,805	482,927	(b)
UFT Buyer LLC PIK Revolver(d)	8.169% (3 mo. USD Term SOFR + 4.50%)		12/6/2032		182,927	181,098	(b)
Total						1,991,762

Media 0.69%
Charter Communications Operating LLC 2023 Term Loan B4	5.661% (3 mo. USD Term SOFR + 2.00%)		12/7/2030		1,466,114	1,466,414

Personal Care Products 2.04%
DRS Holdings III, Inc. 2025 Revolver(d)	–	(f)	11/1/2028		142,624	141,198	(b)
DRS Holdings III, Inc. 2025 Term Loan	8.918% (1 mo. USD Term SOFR + 5.25%)		11/1/2028		2,228,528	2,206,242	(b)
Silk Holdings III Corp. 2025 5th Amendment Revolver(d)	8.171%		12/3/2032		139,263	137,871	(b)
Silk Holdings III Corp. 2025 5th Amendment Term Loan (Ireland)(a)	8.171% (1 mo. USD Term SOFR + 4.50%)		12/3/2032		1,860,737	1,842,129	(b)
Total						4,327,440

Professional Services 4.36%
Consult Bidco Ltd. PIK GBP Delayed Draw Term Loan (PIK 1.00%) (United Kingdom)(a)(d)	–	(f)	2/18/2033	GBP	192,192	249,298	(b)
Consult Bidco Ltd. PIK GBP Term Loan (PIK 1.00%) (United Kingdom)(a)	8.73% (SONIA + 5.00%)		2/18/2033	GBP	468,528	607,742	(b)
Consult Bidco Ltd. PIK USD Term Loan (United Kingdom)(a)	8.618% (3 mo. USD Term SOFR + 5.00%)		3/3/2033		$450,885	441,868	(b)

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value**
Professional Services (continued)
Deerfield Dakota Holding LLC 2025 PIK Term Loan (PIK 2.75%)	9.45% (3 mo. USD Term SOFR + 5.75%)		9/13/2032		$2,784,342	$2,742,577	(b)
Deerfield Dakota Holding LLC 2025 Revolver(d)	8.926% - 8.93% (1 mo. USD Term SOFR + 5.25%)		9/13/2032		257,143	253,286	(b)
Pacioli U.K. Midco Ltd. GBP Term Loan B (United Kingdom)(a)	8.727% (SONIA + 5.00%)		4/14/2032	GBP	1,410,000	1,824,285	(b)
Sigma Irish Acquico Ltd. 2025 Delayed Draw Term Loan (Ireland)(a)(d)	7.385% (3 mo. EURIBOR + 5.25%)		3/19/2032		$305,245	299,140	(b)
Sigma Irish Acquico Ltd. 2025 EUR DDTL (Ireland)(a)	7.385% (3 mo. EURIBOR + 5.25%)		3/19/2032	EUR	126,245	143,002	(b)
Sigma Irish Acquico Ltd. 2025 EUR Term Loan B (Ireland)(a)	7.377% (3 mo. EURIBOR + 5.25%)		3/19/2032	EUR	1,242,249	1,410,726	(b)
Sigma Irish Acquico Ltd. 2025 USD Term Loan B (Ireland)(a)	8.88% (3 mo. USD Term SOFR + 5.25%)		3/19/2032		$1,304,138	1,278,055	(b)
Total						9,249,979

Real Estate Management & Development 1.17%
Associations, Inc. 2024 2nd Amendment Revolver(d)	–	(f)	7/3/2028		136,842	136,158	(b)
Associations, Inc. 2024 2nd Amendment Term Loan A	10.425% (3 mo. USD Term SOFR + 6.50%)		7/3/2028		2,175,947	2,165,067	(b)
Associations, Inc. 2024 Special Purpose Delayed Draw Term Loan(d)	10.425% (3 mo. USD Term SOFR + 6.50%)		7/3/2028		169,908	169,059	(b)
Total						2,470,284

Software 3.26%
Edition Holding, Inc. Revolver(d)	–	(f)	12/20/2032		267,990	265,310	(b)
Edition Holding, Inc. PIK Delayed Draw Term Loan	–	(f)	12/20/2032		381,385	377,572	(b)
Edition Holding, Inc. PIK Delayed Draw Term Loan 2(d)	–	(f)	12/20/2032		644,566	638,120	(b)
Edition Holdings, Inc. PIK Term Loan	8.168% (3 mo. USD Term SOFR + 4.50%)		12/20/2032		2,706,059	2,678,998	(b)
Jeppesen Holdings, LLC Revolver(d)	–	(f)	11/1/2032		147,887	146,224	(b)
Jeppesen Holdings, LLC PIK Term Loan	8.417% (3 mo. USD Term SOFR + 4.75%)		11/1/2032		2,852,113	2,820,026	(b)
Total						6,926,250

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value**
Specialty Retail 0.17%
Altern Marketing LLC 2026 Revolver(d)	–	(f)	2/5/2031	$51,151	$50,383	(b)
Altern Marketing LLC 2026 Term Loan	7.913% (3 mo. USD Term SOFR + 4.25%)		2/5/2031	304,220	299,657	(b)
Total					350,040

Technology Hardware, Storage & Peripherals 2.05%
VCI Asset Holdings 1 LLC Fixed Term Loan	10.00%		11/20/2030	2,669,362	2,832,860	(b)
VCI Asset Holdings 2 LLC Fixed Term Loan	7.375%		2/18/2031	1,478,000	1,524,188	(b)
Total					4,357,048

Trading Companies & Distributors 0.70%
NFO Orange Buyer LLC Delayed Draw Term Loan(d)	–	(f)	1/13/2033	236,842	235,658	(b)
NFO Orange Buyer LLC Revolver(d)	10.25% (PRIME Rate + 3.50%)		1/13/2033	157,895	157,105	(b)
NFO Orange Buyer LLC Term Loan	8.152% (3 mo. USD Term SOFR + 4.50%)		1/13/2033	1,105,263	1,099,737	(b)
					1,492,500

Transportation Infrastructure 1.16%
Elk Bidco, Inc. Delayed Draw Term Loan(d)	–	(f)	6/14/2032	373,134	367,537	(b)
Elk Bidco, Inc. Revolver(d)	–	(f)	6/14/2032	335,821	327,426	(b)
Elk Bidco, Inc. Term Loan	8.20% (3 mo. USD Term SOFR + 4.50%)		6/14/2032	1,782,090	1,773,179	(b)
Total					2,468,142
Total Floating Rate Loans (cost $92,641,189)					92,614,464

				Units

MEMBERSHIP INTERESTS 0.16%

Technology Hardware, Storage & Peripherals 0.16%
VCI Asset Holdings 1 LLC*(h)				125,996	127,256	(b)
VCI Intermediate TopCo 2 LLC*(i)				219,583	221,779	(b)
Total Membership Interests (cost $345,580)					349,035

	Interest Rate		Maturity Date	Principal Amount

MUNICIPAL BONDS 0.05%

Miscellaneous 0.05%
New York City Industrial Development Agency NY† (cost $109,293)	11.00%		3/1/2029	$100,000	110,005

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value**
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.67%
1345 Trust Series 2025-AOA Class B†	5.673% (1 mo. USD Term SOFR + 2.00%)	#	6/15/2042	$500,000	$499,369
ARES Commercial Mortgage Trust Series 2026-AZURE Class D†	6.00% (1 mo. USD Term SOFR + 2.35%)	#	3/15/2038	160,000	159,995
BAHA Trust Series 2024-MAR Class B†	6.385%	#(g)	12/10/2041	500,000	516,087
BX Commercial Mortgage Trust Series 2026-CSMO Class D†	6.123% (1 mo. USD Term SOFR + 2.45%)	#	2/15/2043	300,000	301,217
BX Trust Series 2025-VLT7 Class E†	7.423% (1 mo. USD Term SOFR + 3.75%)	#	7/15/2044	500,000	496,745
DBC Mortgage Trust Series 2025-DBC Class D†	6.273% (1 mo. USD Term SOFR + 2.60%)	#	11/15/2042	380,000	379,568
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	4.912% (30 day USD SOFR Average + 1.25%)	#	5/25/2044	254,108	254,324
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	4.912% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	414,937	415,675
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA3 Class A1†	4.612% (30 day USD SOFR Average + 0.95%)	#	9/25/2045	77,500	77,382
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	4.662% (30 day USD SOFR Average + 1.00%)	#	2/25/2045	94,169	94,063
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R05 Class 2A1†	4.662% (30 day USD SOFR Average + 1.00%)	#	7/25/2045	287,882	287,773
MAD Commercial Mortgage Trust Series 2025-11MD Class C†	5.255%	#(g)	10/15/2042	400,000	403,080
NYC Commercial Mortgage Trust Series 2026-1PARK Class C†	5.528% (1 mo. USD Term SOFR + 1.85%)	#	2/15/2043	200,000	199,556
PLYM Commercial Mortgage Trust Series 2026-IND Class D†	5.823% (1 mo. USD Term SOFR + 2.15%)	#	3/15/2043	210,000	208,429
SHRN Trust Series 2025-MF18 Class D†	5.923% (1 mo. USD Term SOFR + 2.25%)	#	10/15/2040	380,000	380,835

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value**
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SWCH Commercial Mortgage Trust Series 2025-DATA Class B†	5.515% (1 mo. USD Term SOFR + 1.84%)	#	2/15/2042	$500,000	$493,917
TEXAS Commercial Mortgage Trust Series 2025-TWR Class D†	6.763% (1 mo. USD Term SOFR + 3.09%)	#	4/15/2042	500,000	500,774
Total Non-Agency Commercial Mortgage-Backed Securities (cost $5,677,875)					5,668,789
Total Long-Term Investments (cost $238,708,870)					237,783,387

SHORT-TERM INVESTMENTS 0.10%

REPURCHASE AGREEMENTS 0.10%
Repurchase Agreement dated 3/31/2026, 3.540% due 4/1/2026 with JPMorgan Securities LLC collateralized by $222,800 of U.S. Treasury Note at 4.000% due 2/28/2030; value: $224,490; proceeds: $220,022 (cost $220,000)				220,000	220,000
Total Investments in Securities 112.16% (cost $238,928,870)					238,003,387
Less Unfunded Loan Commitments (6.28%) (cost $13,404,558)					(13,329,270)
Net Investments in Securities 105.88% (cost $225,524,312)					224,674,117
Borrowings (9.42%)					(20,000,000)
Other Assets and Liabilities – Net(j) 3.54%					7,517,381
Net Assets 100.00%					$212,191,498

CAD	Canadian Dollar.
EUR	Euro.
GBP	British Pound.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
**	Investment holdings denominated in foreign currencies are converted to U.S. Dollars using period end spot rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2026, the total value of Rule 144A securities was $102,943,193, which represents 48.51% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2026.
^	Security has been fully or partially segregated for open reverse repurchase agreements as of March 31, 2026.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser as “valuation designee.”

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

March 31, 2026

(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Security partially/fully unfunded.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2026.
(f)	Interest rate to be determined.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	The Investment, which was acquired on 11/19/2025, was issued in a private placement transaction and as such is generally restricted as to resale. Total fair value of restricted investments as of March 31, 2026 was $119,696 or 0.06% of net assets.
(i)	The Investment, which was acquired on 02/25/2026, was issued in a private placement transaction and as such is generally restricted as to resale. Total fair value of restricted investments as of March 31, 2026 was $221,779 or 0.10% of net assets.
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, reverse repurchase agreements and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers – Buy Protection at March 31, 2026(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Value
Lincoln National Corp.(4)	Bank of America	1.00%	12/20/2030	$92,000	$1,878	$110	$1,988

Referenced Indexes/Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
MetLife, Inc.(4)	Bank of America	1.00%	12/20/2030	$37,000	$(301)	$53	$(248)
Prudential Financial, Inc.(4)	Bank of America	1.00%	12/20/2030	55,000	(447)	293	(154)
Total					$(748)	$346	$(402)

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers – Sell Protection at March 31, 2026(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Microsoft Corp.(4)	Bank of America	1.00%	12/20/2030	$1,800,000	$54,474	$(5,530)	$48,944

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $456. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $5,530.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2026

Centrally Cleared Interest Rate Swap Contracts at March 31, 2026:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3.331%	12-Month USD SOFR Index	2/23/2027	$9,800,000	$–	$33,406	$33,406
Bank of America(2)	3.210%	12-Month USD SOFR Index	10/23/2027	10,000,000	–	71,898	71,898
Total					$–	$105,304	$105,304

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3.641%	12-Month USD SOFR Index	3/27/2029	$2,900,000	$–	$(4,529)	$(4,529)

SOFR	Secured Overnight Financing Rate.

(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

Forward Foreign Currency Exchange Contracts at March 31, 2026:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Goldman Sachs	4/24/2026	8,102,000	$11,059,585	$10,723,488	$336,097
British pound	Sell	Goldman Sachs	4/24/2026	137,000	184,842	181,328	3,514
British pound	Sell	Goldman Sachs	4/24/2026	605,000	818,527	800,754	17,773
Canadian dollar	Sell	Goldman Sachs	4/17/2026	3,445,000	2,508,054	2,478,210	29,844
Canadian dollar	Sell	Goldman Sachs	4/17/2026	30,000	21,959	21,581	378
Euro	Sell	Goldman Sachs	6/5/2026	4,930,000	5,745,128	5,715,218	29,910
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$417,516

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Goldman Sachs	4/24/2026	407,000	$543,916	$538,689	$(5,227)
British pound	Buy	State Street Bank And Trust	4/24/2026	499,000	681,300	660,457	(20,843)
Euro	Sell	State Street Bank And Trust	6/5/2026	784,000	900,416	908,870	(8,454)
Euro	Sell	State Street Bank And Trust	6/5/2026	3,000	3,466	3,478	(12)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(34,536)

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

March 31, 2026

Reverse Repurchase Agreement Payables as of March 31, 2026:

Counterparty	Fair Value	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date	Fair Value Including Accrued Interest(2)	Remaining Contractual Maturity of the Agreements
J.P. Morgan	$1,361,537	$1,500,000 principal, Benefit Street Partners CLO XX Ltd. Series 2020-20A at 5.195% due 7/15/2037, $1,512,819 fair value	4.200%	3/18/2026	4/20/2026	$1,363,761	Up to 30 Days

(1)	The positive interest rate on the reverse repurchase agreement results in interest expense to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest payable of $2,224.

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Collateralized Loan
Obligation-Warehouse	$–	$–	$10,949,900	$10,949,900
Other	–	37,154,653	8,012,500	45,167,153
Remaining Industries	–	11,965,000	–	11,965,000
Corporate Bonds	–	67,428,921	–	67,428,921
Corporate Notes(3)	–	–	3,530,120	3,530,120
Floating Rate Loans(4)
Aerospace & Defense	–	–	3,698,036	3,698,036
Building Products	–	–	1,467,241	1,467,241
Capital Markets	–	–	1,975,818	1,975,818
Commercial Services	–	–	166,683	166,683
Commercial Services & Supplies	–	2,975,667	1,913,005	4,888,672
Consumer Staples Distribution & Retail	–	–	4,788,917	4,788,917
Diversified Consumer Services	–	1,989,540	2,438,195	4,427,735
Diversified Financial Services	–	–	74,670	74,670
Financial Services	–	–	8,842,740	8,842,740
Health Care Providers & Services	–	–	11,453,160	11,453,160
Health Care Technology	–	–	6,786,468	6,786,468
Hotels, Restaurants & Leisure	–	–	2,522,781	2,522,781
Insurance	–	–	2,947,500	2,947,500
Life Sciences Tools & Services	–	–	2,490,233	2,490,233
Machinery	–	–	1,991,762	1,991,762
Personal Care Products	–	–	4,327,440	4,327,440
Professional Services	–	–	9,249,979	9,249,979
Real Estate Management & Development	–	–	2,470,284	2,470,284
Software	–	–	6,926,250	6,926,250
Specialty Retail	–	–	350,040	350,040
Technology Hardware, Storage & Peripherals	–	–	4,357,048	4,357,048

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2026

Investment Type(2)	Level 1	Level 2	Level 3	Total
Trading Companies & Distributors	$–	$–	$1,492,500	$1,492,500
Transportation Infrastructure	–	–	2,468,142	2,468,142
Remaining Industries	–	2,450,365	–	2,450,365
Membership Interests	–	–	349,035	349,035
Municipal Bonds	–	110,005	–	110,005
Non-Agency Commercial Mortgage-Backed Securities	–	5,668,789	–	5,668,789
Short-Term Investments
Repurchase Agreements	–	220,000	–	220,000
Total	$–	$129,962,940	$108,040,447	$238,003,387
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$50,932	$–	$50,932
Liabilities	–	(402)	–	(402)
Centrally Cleared Interest Rate Swap Contracts
Assets	–	105,304	–	105,304
Liabilities	–	(4,529)	–	(4,529)
Forward Foreign Currency Exchange Contracts
Assets	–	417,516	–	417,516
Liabilities	–	(34,536)	–	(34,536)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(1,363,761)	–	(1,363,761)
Total	$–	$(829,476)	$–	$(829,476)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	The level 3 investments include unfunded commitments of $589,302.
(4)	The level 3 investments include unfunded commitments of $12,414,968.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

March 31, 2026

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Corporate Notes(a)	Floating Rate Loans(b)	Membership Interests
Balance as of July 1, 2025	$10,000,000	$4,959,500	$33,305,532	$–
Accrued Discounts (Premiums)	–	3,958	71,113	–
Realized Gain/(Loss)	–	7,629	38,754	–
Change in Unrealized Appreciation/(Depreciation)	(37,600)	5,316	(550,571)	3,456
Purchases	12,016,667	842,917	56,304,547	345,579
Sales	(3,016,667)	(2,289,200)	(3,970,483)	–
Transfers into Level 3(c)	–	–	–	–
Transfers out of Level 3(c)	–	–	–	–
Balance as of March 31, 2026	$18,962,400	$3,530,120	$85,198,892	$349,035
Change in unrealized appreciation/(depreciation) for the period ended March 31, 2026, related to the Level 3 investments held at March 31, 2026	$(37,600)	$5,821	$(550,851)	$3,456

(a)	Includes unfunded commitments of $589,302.
(b)	Includes unfunded commitments of $12,414,968.
(c)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period.

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

March 31, 2026

The following table summarizes the significant unobservable inputs the Fund used to value its investments categorized within Level 3 as of March 31, 2026. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they relate to the Fund’s determination of fair values.

The unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments as of March 31, 2026 were as follows:

Quantitative Information about Level 3 Fair Value Measurements

Assets	3-31-2026 Fair Value ($)	Valuation Technique(s)/ Methodologies	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Asset-Backed Securities	8,000,000	Market Approach	Transaction Price	N/A	N/A
Asset-Backed Securities	10,962,400	Income Approach	Discount Rate	7.21% – 9.29%	8.30%
Corporate Notes(a)	3,530,120	Market Approach	Transaction Price	6.56% – 7.21%	6.87%
Floating Rate Loans(b)	9,292,277	Market Approach	Transaction Price	N/A	N/A
Floating Rate Loans(c)	75,906,615	Income Approach	Discount Rate	5.59% – 11.21%	8.79%
Membership Interests	349,035	Market Approach	Transaction Price	5.59% – 7.67%	6.47%
Total Level 3	108,040,447

(a)	Includes unfunded loan commitments of $589,302.
(b)	Includes unfunded loan commitments of $1,796,743.
(c)	Includes unfunded loan commitments of $10,943,225.

The significant unobservable input used in the market approach is the transaction price to acquire the position. There has been no change to the valuation based on the underlying assumptions used at the closing of such transaction. The significant unobservable input used in the income approach is the discount rate. The discount rate is used to discount the estimated future cash flows, which include both future principal and interest payments expected to be received from the underlying investment. An increase/decrease in the discount rate would result in a decrease/increase, respectively, in the fair value.

See Notes to Schedule of Investments.	25

Notes to Schedule of Investments (unaudited)

1.   ORGANIZATION

Lord Abbett Flexible Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on December 15, 2023. The Fund’s investment adviser is Lord Abbett FIF Advisor LLC (the “Adviser”) and the Fund’s sub-adviser is Apollo Credit Management, LLC (the “Sub-Adviser” and together with the Adviser, the “Advisers”). The Adviser is a wholly-owned subsidiary of Lord, Abbett & Co. LLC (together with the Adviser, “Lord Abbett”). The Sub-Adviser is an affiliate of Apollo Global Management, Inc. and its consolidated subsidiaries.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to the Adviser as its valuation designee. Accordingly, the Adviser is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Adviser, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Private investments are not anticipated to have readily available market values. Such investments are valued at fair value determined in good faith using observable and unobservable inputs and generally represent an estimate of a transactable level or “exit price”. These investments are generally valued using one or more valuation methods including the market approach, the income approach and cost approach. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach

26

Notes to Schedule of Investments (unaudited)(continued)

considers factors including the value of the security’s underlying assets and liabilities. The Fund may use amortized cost as a pricing technique for investments that have recently transacted.

Investments may be valued using a range of fair valuations from an independent pricing service, including an external fair value specialist (“EFVS”). If the range of fair valuations received from an EFVS are determined to be materially different from recent transaction prices, fair value may be determined using both the transaction prices and the EFVS prices as inputs to the fair value for a reasonable period of time subject to the determination of the Pricing Committee. The Pricing Committee will determine the appropriate valuation methodology as outlined above for each private investment.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reports that may include fair value determinations made by the Pricing Committee, related to market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

If applicable, a summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2026 and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

27

Notes to Schedule of Investments (unaudited)(concluded)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.   FEDERAL TAX INFORMATION

It is the policy of Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.   SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2026, the Fund did not have any securities on loan.

28

QPHR-LAFIF-3Q

(05/26)